GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:-GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Changes in the carrying amount of goodwill:

	December 31,
	2021	2022

Balance as of beginning of the year	$123,717	$123,717
Goodwill acquired	-	29,524

Closing balance	$123,717	$153,241

The composition of intangible assets is as follows:

	December 31,
	2021	2022

Original amount:

Technology	$39,625	$55,922
Customer relationships	9,586	9,586
Other	664	664

	49,875	66,172

Less - accumulated amortization	32,009	38,664

Intangible assets, net	$17,866	$27,508

Amortization expense amounted to $8,841, $5,810 and $6,655 for the years ended December 31, 2020, 2021, and 2022, respectively.

As of December 31, 2022, the weighted-average remaining useful lives (in years) of Technology and Customer relationships was 3.9 and 8.9, respectively.

The estimated future amortization expense of intangible assets as of December 31, 2022 is as follows:

2023	7,365
2024	7,318
2025	4,885
2026	3,477
2027	2,563
Thereafter	1,900

$27,508